Fees and Expenses	Mar. 21, 2025
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	0.73%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.88%	0.68%

[1]	Expense information has been restated to reflect current fees.

[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$90	$291	$510	$1,138
Class P	$69	$228	$401	$902

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$90	$291	$510	$1,138
Class P	$69	$228	$401	$902

Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.09%
Total Annual Fund Operating Expenses	1.07%	0.89%
Less Fee Waiver[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.04%	0.86%

[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Expense Example Narrative [Text Block]

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$106	$337	$587	$1,303
Class P	$88	$281	$490	$1,093

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$106	$337	$587	$1,303
Class P	$88	$281	$490	$1,093